BUSINESS COMBINATIONS - Acquisition of Avanxo (Details) $ in Thousands		Mar. 29, 2021 USD ($)	Mar. 24, 2020 USD ($)	Feb. 01, 2019 USD ($)	Jan. 17, 2019 USD ($) installment	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	May 07, 2020 USD ($) shares	Apr. 20, 2020 shares	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 20, 2019 USD ($) shares
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]					$ 144,503		$ 69,060			$ 97,300
Closing cash payment	[1]					161,107	[2]	$ 84,643			$ 103,978
Other financial liabilities						$ 113,927
Avanxo
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired				$ 44,302	$ 44,460
Down payment				40,939
Closing cash payment				42,144								$ 1,205
Contingent consideration				$ 2,158	$ 7,618
Number of installments | installment					2
Other financial liabilities					$ 2,318
Consideration payment to be expensed					5,300
Earn-out payment		$ 1,153	$ 1,159
Total consideration paid through issuance and delivery of common shares					$ 865
Earn-out payment, percentage					25.00%
Period prior to closing of each share subscription					60 days
Lock-up period of common share issued pursuant to exercise option					12 months
Number of shares subscribed (in shares) | shares									2,730	6,346,000			14,778
Common stock, value, subscriptions									$ 978				$ 845

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.